UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08299

                  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

         Date of reporting period: SEPTEMBER 1, 2004 - FEBRUARY 28, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
Canada                                                                     16.5%
--------------------------------------------------------------------------------
India                                                                      16.2
--------------------------------------------------------------------------------
Japan                                                                      12.8
--------------------------------------------------------------------------------
Korea, Republic of South                                                   11.7
--------------------------------------------------------------------------------
United Kingdom                                                              8.6
--------------------------------------------------------------------------------
Australia                                                                   7.0
--------------------------------------------------------------------------------
Germany                                                                     5.3
--------------------------------------------------------------------------------
Hong Kong                                                                   4.2
--------------------------------------------------------------------------------
France                                                                      3.4
--------------------------------------------------------------------------------
United States                                                               2.9

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on total investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Yedang Entertainment Co. Ltd.                                               5.2%
--------------------------------------------------------------------------------
Arvind Mills Ltd.                                                           3.1
--------------------------------------------------------------------------------
Solarworld AG                                                               2.8
--------------------------------------------------------------------------------
iTouch plc                                                                  2.8
--------------------------------------------------------------------------------
Kennedy-Wilson Japan                                                        2.8
--------------------------------------------------------------------------------
Daishin Securities Co. Ltd.                                                 2.5
--------------------------------------------------------------------------------
United Internet AG                                                          2.5
--------------------------------------------------------------------------------
Macarthur Coal Ltd.                                                         2.3
--------------------------------------------------------------------------------
NCsoft Corp.                                                                2.3
--------------------------------------------------------------------------------
Opera Software ASA                                                          2.2

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                9 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

REGIONAL ALLOCATION

Asia                              54.4%
Europe                            21.3
United States/Canada              19.4
Latin America                      3.2
Middle East/Africa                 1.7

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on total market value of investments.
--------------------------------------------------------------------------------


               10 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/17/97. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/17/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since-inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to a 0.75% annual asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/17/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


               11 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


               12 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                            BEGINNING        ENDING         EXPENSES
                            ACCOUNT          ACCOUNT        PAID DURING
                            VALUE            VALUE          6 MONTHS ENDED
                            (9/1/04)         (2/28/05)      FEBRUARY 28, 2005
--------------------------------------------------------------------------------
Class A Actual              $ 1,000.00       $ 1,301.00     $  7.49
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,018.30        6.58
--------------------------------------------------------------------------------
Class B Actual                1,000.00         1,295.50       12.64
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,013.84       11.10
--------------------------------------------------------------------------------
Class C Actual                1,000.00         1,296.90       12.24
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,014.18       10.74
--------------------------------------------------------------------------------
Class N Actual                1,000.00         1,298.40        9.78
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00         1,016.31        8.58

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended February 28, 2005 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          1.31%
--------------------------
Class B          2.21
--------------------------
Class C          2.14
--------------------------
Class N          1.71

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


               13 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS  February 28, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--21.8%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.8%
Ukbetting plc 1                                     4,000,000   $     3,671,312
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.8%
Nissen Co. Ltd.                                       600,000         8,517,314
--------------------------------------------------------------------------------
MEDIA--12.7%
Balaji Telefilms Ltd.                               2,000,000         4,351,311
--------------------------------------------------------------------------------
Hurriyet Gazetecilik
ve Matbaacilik AS                                   3,000,000         7,950,117
--------------------------------------------------------------------------------
Impresa Sociedade
Gestora de
Participacoes SA 1                                    500,000         3,727,489
--------------------------------------------------------------------------------
Macmillan India Ltd.                                  200,000         1,844,498
--------------------------------------------------------------------------------
OPT, Inc. 1                                               600         7,346,470
--------------------------------------------------------------------------------
Television Eighteen
India Ltd.                                            541,667         2,702,443
--------------------------------------------------------------------------------
Village Roadshow Ltd. 1                             4,000,000         7,860,601
--------------------------------------------------------------------------------
Yedang Entertainment
Co. Ltd. 1,2                                        2,400,000        25,052,710
                                                                ----------------
                                                                     60,835,639

--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.8%
French Connection
Group plc                                           1,400,000         8,476,694
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--4.7%
Arvind Mills Ltd. 1                                 5,000,000        14,594,068
--------------------------------------------------------------------------------
Himatsingka Seide Ltd.                                350,000         3,181,782
--------------------------------------------------------------------------------
Titan Industries Ltd.                               1,000,000         4,741,784
                                                                ----------------
                                                                     22,517,634

--------------------------------------------------------------------------------
CONSUMER STAPLES--3.7%
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.9%
B&B Natural
Products Ltd. 2,3                                  32,000,000         2,776,185
--------------------------------------------------------------------------------
Thorntons plc                                       2,000,000         6,266,218
                                                                ----------------
                                                                      9,042,403

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.8%
Marico Industries Ltd.                              1,500,000         8,531,433

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY--3.6%
--------------------------------------------------------------------------------
OIL & GAS--3.6%
Great Eastern
Shipping Co. Ltd.                                   2,500,000   $    10,145,425
--------------------------------------------------------------------------------
Western Oil Sands,
Inc., Cl. A 1                                         150,000         7,193,530
                                                                ----------------
                                                                     17,338,955

--------------------------------------------------------------------------------
FINANCIALS--14.8%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.5%
Daishin Securities
Co. Ltd.                                              700,000        12,129,646
--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.9%
auFeminin.com SA 2                                    600,000         9,017,479
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.4%
Crisil Ltd. 2                                         325,000         4,949,616
--------------------------------------------------------------------------------
SFCG Co. Ltd.                                          25,000         6,574,039
                                                                ----------------
                                                                     11,523,655

--------------------------------------------------------------------------------
REAL ESTATE--8.0%
G. Accion SA de CV,
Series B 1,2,3                                      6,657,000         5,696,868
--------------------------------------------------------------------------------
Great Eagle
Holdings Ltd.                                       4,000,000         9,565,390
--------------------------------------------------------------------------------
Hoosiers Corp.                                          3,500         9,374,402
--------------------------------------------------------------------------------
Kennedy-Wilson Japan 1                                  6,000        13,365,881
                                                                ----------------
                                                                     38,002,541

--------------------------------------------------------------------------------
HEALTH CARE--7.6%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.4%
Norwood
Immunology Ltd. 1,3                                 2,500,000         1,753,964
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.9%
Elekta AB, B Shares 1                                 100,000         3,311,113
--------------------------------------------------------------------------------
Imaging Dynamics
Co. Ltd. 1                                            759,600         1,262,510
--------------------------------------------------------------------------------
Ortivus AB, Cl. B 1                                   450,000         1,841,944
--------------------------------------------------------------------------------
Xillix Technologies
Corp. 1,2                                          13,500,000         7,333,387
                                                                ----------------
                                                                     13,748,954


               14 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.1%
Apollo Hospitals
Enterprise Ltd.                                     1,400,000   $     9,876,789
--------------------------------------------------------------------------------
PHARMACEUTICALS--2.2%
Norwood Abbey Ltd. 1                                6,000,000         2,424,742
--------------------------------------------------------------------------------
Tsumura & Co.                                         500,000         8,374,785
                                                                ----------------
                                                                     10,799,527

--------------------------------------------------------------------------------
INDUSTRIALS--10.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.7%
Vanguard Response
Systems, Inc. 1,2                                   2,250,000         7,935,382
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.4%
Trafficmaster plc 1,2                               7,000,000         6,929,361
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--3.1%
Electrovaya, Inc. 1,2                               3,836,500         1,586,359
--------------------------------------------------------------------------------
Solarworld AG                                         100,000        13,441,472
                                                                ----------------
                                                                     15,027,831

--------------------------------------------------------------------------------
MACHINERY--2.6%
Fong's Industries
Co. Ltd.                                           12,000,000         9,693,613
--------------------------------------------------------------------------------
ZENON
Environmental, Inc. 1                                 150,000         2,637,830
                                                                ----------------
                                                                     12,331,443

--------------------------------------------------------------------------------
ROAD & RAIL--1.5%
ComfortDelGro
Corp. Ltd.                                          7,000,000         7,207,152
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.7%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.5%
Lectra                                              1,000,000         7,309,322
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--7.7%
Index Corp.                                             3,000         7,662,139
--------------------------------------------------------------------------------
NCsoft Corp. 1                                        150,000        10,769,769
--------------------------------------------------------------------------------
Neowiz Corp.                                          325,000         7,910,652
--------------------------------------------------------------------------------
Opera Software ASA 1,2                              7,250,000        10,506,231
                                                                ----------------
                                                                     36,848,791

--------------------------------------------------------------------------------
IT SERVICES--2.6%
Duzon Digital Ware
Co. Ltd. 1                                             38,500           259,477
--------------------------------------------------------------------------------
United Internet AG                                    400,000        11,906,780
                                                                ----------------
                                                                     12,166,257

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE--2.9%
Certicom Corp. 1,2                                  2,250,000   $     7,114,480
--------------------------------------------------------------------------------
MacDonald, Dettwiler
& Associates Ltd. 1                                   300,000         6,581,806
                                                                ----------------
                                                                     13,696,286

--------------------------------------------------------------------------------
MATERIALS--16.1%
--------------------------------------------------------------------------------
CHEMICALS--2.6%
Hikal Ltd.                                            650,000         6,156,876
--------------------------------------------------------------------------------
Micro Inks Ltd.                                       500,000         6,147,945
                                                                ----------------
                                                                     12,304,821

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
Goodpack Ltd.                                       6,000,000         4,623,921
--------------------------------------------------------------------------------
METALS & MINING--12.6%
EuroZinc Mining
Corp. 1                                            12,000,000         8,561,699
--------------------------------------------------------------------------------
First Quantum
Minerals Ltd. 1                                       400,000         7,371,493
--------------------------------------------------------------------------------
Gallery Gold Ltd. 1                                14,000,000         4,104,628
--------------------------------------------------------------------------------
Ivernia, Inc. 1,2                                   5,000,000         8,715,745
--------------------------------------------------------------------------------
Macarthur Coal Ltd.                                 2,200,000        10,982,654
--------------------------------------------------------------------------------
Minara Resources Ltd. 1                             5,500,000         7,979,312
--------------------------------------------------------------------------------
Southern Cross
Resources, Inc. 1,2                                 4,500,000         3,356,575
--------------------------------------------------------------------------------
Southwestern
Resources Corp. 1                                     133,600         1,153,592
--------------------------------------------------------------------------------
Stornoway
Diamond Corp. 1                                     3,200,000         4,721,907
--------------------------------------------------------------------------------
Tiberon Minerals Ltd. 1                             1,941,800         3,227,412
                                                                ----------------
                                                                     60,175,017

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.8%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.8%
iTouch plc 1,2                                     21,000,000        13,385,103
--------------------------------------------------------------------------------
UTILITIES--1.6%
--------------------------------------------------------------------------------
GAS UTILITIES--1.6%
Xinao Gas
Holdings Ltd. 1                                    14,000,000         7,763,869
                                                                ----------------
Total Common Stocks
(Cost $348,403,070)                                                 463,488,495


               15 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                           VALUE
                                                         DATE         STRIKE         CONTRACTS        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.1%
----------------------------------------------------------------------------------------------------------------
Norwood Immunology Ltd. Call 1                        6/30/05           0.38GBP      2,500,000    $      227,458
----------------------------------------------------------------------------------------------------------------
Norwood Immunology Ltd. Call 1                       12/31/06           0.57GBP      1,250,000           178,787
                                                                                                  --------------
Total Options Purchased (Cost $0)                                                                        406,245

                                                                                         UNITS
----------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------
Television Eighteen India Ltd. Wts.:
Exp. 3/15/06 1                                                                          41,667            75,072
Exp. 8/15/07 1                                                                          41,667            97,116
                                                                                                  --------------
Total Rights, Warrants and Certificates (Cost $798,569)                                                  172,188

                                                                                     PRINCIPAL
                                                                                        AMOUNT
----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.9%
----------------------------------------------------------------------------------------------------------------
Undivided interest of 3.10% in joint repurchase agreement (Principal Amount/
Value $447,079,000, with a maturity value of $447,111,289) with UBS Warburg
LLC, 2.60%, dated 2/28/05, to be repurchased at $13,878,002 on 3/1/05, collateralized by Federal National Mortgage Assn., 6%, 2/1/34, with a
value of $456,527,652 (Cost $13,877,000)                                         $  13,877,000        13,877,000

----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $363,078,639)                                          100.0%      477,943,928
----------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                            0.0            97,446
                                                                                 -------------------------------

NET ASSETS                                                                               100.0%   $  478,041,374
                                                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

STRIKE IS REPORTED IN THE FOLLOWING CURRENCY:

GBP     British Pound Sterling

1. Non-income producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of February 28, 2005 amounts to $114,355,481. Transactions during the period in which the issuer was an affiliate are as follows:

                                                       SHARES         GROSS           GROSS          SHARES
                                              AUGUST 31, 2004     ADDITIONS      REDUCTIONS   FEB. 28, 2005
-----------------------------------------------------------------------------------------------------------
auFeminin.com SA                                      400,000       200,000              --         600,000
B&B Natural Products Ltd.                          30,000,000     2,000,000              --      32,000,000
Certicom Corp.                                             --     2,250,000              --       2,250,000
Crisil Ltd.                                           325,000            --              --         325,000
Electrovaya, Inc.                                   3,700,000       136,500              --       3,836,500
G. Accion SA de CV, Series B                        6,657,000            --              --       6,657,000
iTouch plc                                         21,000,000            --              --      21,000,000
Ivernia, Inc.                                              --     5,000,000              --       5,000,000
Opera Software ASA                                  5,000,000     2,250,000              --       7,250,000
Southern Cross Resources, Inc.                             --     4,500,000              --       4,500,000
Trafficmaster plc                                   6,000,000     1,000,000              --       7,000,000


               16 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                       SHARES         GROSS           GROSS          SHARES
                                              AUGUST 31, 2004     ADDITIONS      REDUCTIONS   FEB. 28, 2005
-----------------------------------------------------------------------------------------------------------
Vanguard Response Systems, Inc.                     1,500,000       750,000              --       2,250,000
Xillix Technologies Corp.                           7,000,000     6,500,000              --      13,500,000
Yedang Entertainment Co. Ltd.                       2,400,000            --              --       2,400,000

                                                                                 UNREALIZED
                                                                               APPRECIATION        DIVIDEND
                                                                             (DEPRECIATION)          INCOME
-----------------------------------------------------------------------------------------------------------
auFeminin.com SA                                                              $   4,035,893   $          --
B&B Natural Products Ltd.                                                        (1,151,378)         50,577
Certicom Corp.                                                                   (1,298,754)             --
Crisil Ltd.                                                                       3,843,333              --
Electrovaya, Inc.                                                                (1,217,028)             --
G. Accion SA de CV, Series B                                                      2,670,489              --
iTouch plc                                                                        2,663,644              --
Ivernia, Inc.                                                                       692,428              --
Opera Software ASA                                                                  447,399              --
Southern Cross Resources, Inc.                                                     (104,041)             --
Trafficmaster plc                                                                (4,021,502)             --
Vanguard Response Systems, Inc.                                                    (735,609)             --
Xillix Technologies Corp.                                                        (1,455,074)             --
Yedang Entertainment Co. Ltd.                                                    11,079,012              --
                                                                              -----------------------------
                                                                              $  15,448,812   $      50,577
                                                                              =============================

3. Illiquid security. The aggregate value of illiquid securities as of February 28, 2005 was $10,227,017, which represents 2.14% of the Fund's net assets. See
Note 6 of Notes to Financial Statements.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                                                   VALUE         PERCENT
------------------------------------------------------------------------------------------------------------
Canada                                                                        $  78,753,707            16.5%
India                                                                            77,396,158            16.2
Japan                                                                            61,215,030            12.8
Korea, Republic of South                                                         56,122,254            11.7
United Kingdom                                                                   40,888,897             8.6
Australia                                                                        33,351,937             7.0
Germany                                                                          25,348,252             5.3
Hong Kong                                                                        20,105,444             4.2
France                                                                           16,326,801             3.4
United States                                                                    13,877,000             2.9
Singapore                                                                        11,831,073             2.5
Norway                                                                           10,506,231             2.2
Bermuda                                                                           9,693,613             2.0
Turkey                                                                            7,950,117             1.7
Mexico                                                                            5,696,868             1.2
Sweden                                                                            5,153,057             1.1
Portugal                                                                          3,727,489             0.7
                                                                              ------------------------------
Total                                                                         $ 477,943,928           100.0%
                                                                              ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


               17 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2005
-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $264,171,970)                                              $  363,588,447
Affiliated companies (cost $98,906,669)                                                    114,355,481
                                                                                        ---------------
                                                                                           477,943,928
-------------------------------------------------------------------------------------------------------
Cash                                                                                           382,191
-------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                              354
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                           3,674,060
Interest and dividends                                                                          60,639
Other                                                                                            8,966
                                                                                        ---------------
Total assets                                                                               482,070,138

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                        1,586,025
Shares of beneficial interest redeemed                                                       1,038,091
Foreign capital gains tax                                                                    1,035,199
Distribution and service plan fees                                                             169,273
Transfer and shareholder servicing agent fees                                                   74,324
Shareholder communications                                                                      49,931
Trustees' compensation                                                                          18,400
Other                                                                                           57,521
                                                                                        ---------------
Total liabilities                                                                            4,028,764

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $  478,041,374
                                                                                        ===============

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                                         $  359,079,608
-------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                             (2,986,450)
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions               8,117,377
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                          113,830,839
                                                                                        ---------------
NET ASSETS                                                                              $  478,041,374
                                                                                        ===============


               18 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $349,780,512 and
19,503,019 shares of beneficial interest outstanding)                                                    $  17.93
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)          $  19.02
-----------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $62,113,907 and 3,551,317 shares of
beneficial interest outstanding)                                                                         $  17.49
-----------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $56,370,503 and 3,225,681 shares of
beneficial interest outstanding)                                                                         $  17.48
-----------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $9,776,452 and 555,348 shares of
beneficial interest outstanding)                                                                         $  17.60

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


               19 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2005
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $107,419)     $    2,202,237
Affiliated companies                                                              50,577
-----------------------------------------------------------------------------------------
Interest                                                                         152,507
                                                                          ---------------
Total investment income                                                        2,405,321

-----------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------
Management fees                                                                1,466,436
-----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                          322,576
Class B                                                                          256,791
Class C                                                                          215,899
Class N                                                                           15,928
-----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                          277,042
Class B                                                                           85,410
Class C                                                                           57,586
Class N                                                                           11,333
-----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                           22,463
Class B                                                                           11,585
Class C                                                                            5,713
Class N                                                                              635
-----------------------------------------------------------------------------------------
Custodian fees and expenses                                                       79,069
-----------------------------------------------------------------------------------------
Trustees' compensation                                                             6,468
-----------------------------------------------------------------------------------------
Other                                                                             42,002
                                                                          ---------------
Total expenses                                                                 2,876,936
Less reduction to custodian expenses                                              (1,617)
Less payments and waivers of expenses                                             (3,741)
                                                                          ---------------
Net expenses                                                                   2,871,578

-----------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                             (466,257)


               20 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
----------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                               $   12,468,168
Foreign currency transactions                                                  3,930,061
                                                                          --------------
Net realized gain                                                             16,398,229
----------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $1,035,199)                  66,387,466
Translation of assets and liabilities denominated in foreign currencies       16,808,732
                                                                          --------------
Net change in unrealized appreciation                                         83,196,198

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $   99,128,170
                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


               21 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS              YEAR
                                                                                        ENDED             ENDED
                                                                            FEBRUARY 28, 2005        AUGUST 31,
                                                                                  (UNAUDITED)              2004
----------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------
Net investment loss                                                           $      (466,257)   $   (1,247,030)
----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                  16,398,229        56,311,208
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                              83,196,198         1,508,051
                                                                              ----------------------------------
Net increase in net assets resulting from operations                               99,128,170        56,572,229

----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                            (1,819,134)         (947,584)
Class B                                                                                    --                --
Class C                                                                               (41,768)          (10,140)
Class N                                                                               (36,939)           (5,408)
----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                            (5,454,146)               --
Class B                                                                            (1,056,877)               --
Class C                                                                              (901,401)               --
Class N                                                                              (131,786)               --

----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                            79,647,808        29,773,580
Class B                                                                             6,153,841        12,191,038
Class C                                                                            13,509,983        15,110,445
Class N                                                                             4,126,985         2,615,556

----------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------
Total increase                                                                    193,124,736       115,299,716
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                               284,916,638       169,616,922
                                                                              ----------------------------------
End of period (including accumulated net investment loss
of $2,986,450 and $622,352, respectively)                                     $   478,041,374    $  284,916,638
                                                                              ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


               22 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                                    YEAR
                                                  ENDED                                                                   ENDED
                                      FEBRUARY 28, 2005                                                              AUGUST 31,
CLASS A                                     (UNAUDITED)            2004           2003         2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     14.14      $    10.51     $     7.98    $    7.89     $   15.23     $   17.42
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         -- 1,2        (.04)           .01          .01           .04          (.10)
Net realized and unrealized gain (loss)            4.21            3.73           2.52          .16         (6.65)         1.12
                                            -------------------------------------------------------------------------------------
Total from investment operations                   4.21            3.69           2.53          .17         (6.61)         1.02
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.11)           (.06)            --         (.08)         (.11)         (.18)
Distributions from net realized gain               (.31)             --             --           --          (.62)        (3.03)
                                            -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.42)           (.06)            --         (.08)         (.73)        (3.21)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $     17.93      $    14.14     $    10.51    $    7.98     $    7.89     $   15.23
                                            =====================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                30.10%          35.20%         31.70%        2.20%       (44.50)%        5.68%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   349,781      $  204,938     $  132,342    $  40,089     $  27,991     $  60,336
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   273,569      $  207,202     $   48,879    $  35,136     $  39,311     $  52,095
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                      (0.02)%         (0.26)%         0.29%       (0.17)%        0.36%        (0.67)%
Total expenses                                     1.31%           1.34%          1.69%        2.16%         1.58%         1.74%
Expenses after payments and waivers and
reduction to custodian expenses                     N/A 5           N/A 5         1.60%        1.88%          N/A 5         N/A 5
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              21%            124%            53%          62%          145%          199%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


               23 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                                    YEAR
                                                  ENDED                                                                   ENDED
                                      FEBRUARY 28, 2005                                                              AUGUST 31,
CLASS B                                     (UNAUDITED)            2004           2003         2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     13.77      $    10.28     $     7.87    $    7.77     $   14.99     $   17.22
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                (.07) 1         (.13)          (.02)        (.07)         (.03)         (.19)
Net realized and unrealized gain (loss)            4.10            3.62           2.43          .19         (6.57)         1.09
                                            -------------------------------------------------------------------------------------
Total from investment operations                   4.03            3.49           2.41          .12         (6.60)          .90
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 --              --             --         (.02)           -- 2        (.10)
Distributions from net realized gain               (.31)             --             --           --          (.62)        (3.03)
                                            -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.31)             --             --         (.02)         (.62)        (3.13)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $     17.49      $    13.77     $    10.28    $    7.87     $    7.77     $   14.99
                                            =====================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                29.55%          33.95%         30.62%        1.51%       (44.99)%        4.98%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $    62,114      $   43,478     $   23,355    $  18,859     $  14,989     $  31,807
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $    52,099      $   37,393     $   16,884    $  16,868     $  20,147     $  25,377
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                               (0.91)%         (1.14)%        (0.28)%      (0.94)%       (0.33)%       (1.44)%
Total expenses                                     2.22%           2.35%          2.85%        2.93%         2.34%         2.51%
Expenses after payments and waivers and
reduction to custodian expenses                    2.21%           2.31%          2.38%        2.65%          N/A 5         N/A 5
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              21%            124%            53%          62%          145%          199%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


               24 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                            SIX MONTHS                                                                     YEAR
                                                 ENDED                                                                    ENDED
                                     FEBRUARY 28, 2005                                                               AUGUST 31,
CLASS C                                    (UNAUDITED)           2004            2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    13.76     $    10.27      $     7.86     $    7.77     $   14.97     $   17.22
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                               (.07) 1        (.09)           (.02)         (.06)         (.03)         (.16)
Net realized and unrealized gain (loss)           4.11           3.59            2.43           .16         (6.55)         1.07
                                            -------------------------------------------------------------------------------------
Total from investment operations                  4.04           3.50            2.41           .10         (6.58)          .91
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.01)          (.01)             --          (.01)           --          (.13)
Distributions from net realized gain              (.31)            --              --            --          (.62)        (3.03)
                                            -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (.32)          (.01)             --          (.01)         (.62)        (3.16)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $    17.48     $    13.76      $    10.27     $    7.86     $    7.77     $   14.97
                                            =====================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               29.69%         34.05%          30.66%         1.35%       (44.93)%        4.98%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   56,370     $   32,401      $   12,793     $   6,558     $   5,142     $  11,946
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   43,854     $   26,486      $    7,489     $   6,180     $   7,095     $   9,003
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                              (0.85)%        (1.00)%         (0.38)%       (0.95)%       (0.32)%       (1.38)%
Total expenses                                    2.14%          2.19%           2.69%         2.94%         2.34%         2.51%
Expenses after payments and waivers and
reduction to custodian expenses                    N/A 4          N/A 4,5        2.39%         2.66%          N/A 4         N/A 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             21%           124%             53%           62%          145%          199%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


               25 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                   SIX MONTHS                                                 YEAR
                                                        ENDED                                                ENDED
                                            FEBRUARY 28, 2005                                           AUGUST 31,
CLASS N                                           (UNAUDITED)          2004          2003         2002      2001 1
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    13.90    $    10.35    $     7.89    $    7.87   $    9.08
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             (.03) 2       (.05)         (.03)         .08         .07
Net realized and unrealized gain (loss)                  4.13          3.64          2.49          .07       (1.28)
                                                   -----------------------------------------------------------------
Total from investment operations                         4.10          3.59          2.46          .15       (1.21)
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                     (.09)         (.04)           --         (.13)         --
Distributions from net realized gain                     (.31)           --            --           --          --
                                                   -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.40)         (.04)           --         (.13)         --
--------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                     $    17.60    $    13.90    $    10.35    $    7.89   $    7.87
                                                   =================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      29.84%        34.70%        31.18%        1.99%     (13.33)%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $    9,776    $    4,101    $    1,128    $     406   $       6
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $    6,515    $    2,531    $      625    $     151   $       2
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                            (0.44)%       (0.50)%        0.25%       (0.33)%      5.85%
Total expenses                                           1.72%         1.78%         1.96%        2.32%       1.94%
Expenses after payments and waivers and
reduction to custodian expenses                          1.71%         1.75%         1.90%        2.04%        N/A 5
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    21%          124%           53%          62%        145%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


               26 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Small Company Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities


               27 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


               28 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      During the year ended August 31, 2004, the Fund utilized $49,704,115 of capital loss carryforward to offset capital gains realized in that fiscal year.

      Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 2005, the Fund's projected benefit obligations were increased by $2,079 and payments of $647 were made to retired trustees, resulting in an accumulated liability of $12,545 as of February 28, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian


               29 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 SIX MONTHS ENDED FEBRUARY 28, 2005       YEAR ENDED AUGUST 31, 2004
                                            SHARES           AMOUNT          SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                                     7,059,715    $ 112,872,335      19,018,040    $ 259,059,078
Dividends and/or
distributions reinvested                   400,658        6,462,622          54,884          714,050
Redeemed                                (2,454,015)     (39,687,149) 1  (17,164,279)    (229,999,548)
                                        -------------------------------------------------------------
Net increase                             5,006,358    $  79,647,808       1,908,645    $  29,773,580
                                        =============================================================

-----------------------------------------------------------------------------------------------------
CLASS B
Sold                                       832,454    $  12,979,786       1,929,304    $  26,176,829
Dividends and/or
distributions reinvested                    62,841          990,374              --               --
Redeemed                                  (502,293)      (7,816,319) 1   (1,042,024)     (13,985,791)
                                        -------------------------------------------------------------
Net increase                               393,002    $   6,153,841         887,280    $  12,191,038
                                        =============================================================

-----------------------------------------------------------------------------------------------------
CLASS C
Sold                                     1,127,373    $  17,544,755       2,151,199    $  29,064,769
Dividends and/or
distributions reinvested                    52,755          830,892             729            9,296
Redeemed                                  (308,751)      (4,865,664) 1   (1,042,730)     (13,963,620)
                                        -------------------------------------------------------------
Net increase                               871,377    $  13,509,983       1,109,198    $  15,110,445
                                        =============================================================


               30 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                 SIX MONTHS ENDED FEBRUARY 28, 2005       YEAR ENDED AUGUST 31, 2004
                                            SHARES           AMOUNT          SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS N
Sold                                       295,549    $   4,680,884         317,194    $   4,290,090
Dividends and/or
distributions reinvested                    10,338          163,864             421            5,404
Redeemed                                   (45,646)        (717,763) 1     (131,418)      (1,679,938)
                                        -------------------------------------------------------------
Net increase                               260,241    $   4,126,985         186,197    $   2,615,556
                                        =============================================================

1. Net of Redemption Fees of $7,019, $1,336, $1,125 and $167 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2005, were $166,228,869 and $76,972,812, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion and 0.67% of average annual net assets in excess of $2 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2005, the Fund paid $420,646 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


               31 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 28, 2005 for Class B, Class C and Class N shares were $700,903, $392,581 and $65,994, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                  CLASS A           CLASS B          CLASS C           CLASS N
                                CLASS A        CONTINGENT        CONTINGENT       CONTINGENT        CONTINGENT
                              FRONT-END          DEFERRED          DEFERRED         DEFERRED          DEFERRED
                          SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES     SALES CHARGES
SIX MONTHS                  RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY       RETAINED BY
ENDED                       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------
February 28, 2005             $ 156,566              $ 67          $ 67,415         $ 12,440           $ 1,748

--------------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended February 28, 2005, OFS waived $3,448 and $293 for Class B and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


               32 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of February 28, 2005, the Fund had outstanding foreign currency contracts as follows:

                                                       CONTRACT
                                        EXPIRATION       AMOUNT        VALUATION AS OF        UNREALIZED
CONTRACT DESCRIPTION                          DATE       (000S)      FEBRUARY 28, 2005      APPRECIATION
--------------------------------------------------------------------------------------------------------
CONTRACT TO PURCHASE
Canadian Dollar (CAD)                       3/1/05           65CAD            $ 52,967             $ 354

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of February 28, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory


               33 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION Continued

agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


               34 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                35 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

      Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 11. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small Company Fund

By:      ____________________________

         John V. Murphy

         Chief Executive Officer

Date:    April 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      ____________________________

         John V. Murphy

         Chief Executive Officer

Date:    April 11, 2005

By:      ____________________________

         Brian W. Wixted

         Chief Financial Officer

Date:    April 11, 2005